Note 24 - Management of Capital (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of capital management [text block]
	Years ended December 31
	2025	2024
Equity	$101,011	$78,203
Less: cash	(21,197)	(4,912)
	$79,814	$73,291